Stockholders' equity	12 Months Ended
Dec. 31, 2024
Equity [Abstract]
Stockholders' equity	Stockholders’ equity
The company has 150 million authorized shares of common stock, par value $.01 per share, and 40 million shares of authorized preferred stock, par value $1 per share, issuable in series.
At December 31, 2024, 8.4 million shares of unissued common stock of the company were reserved for future issuance.
Accumulated other comprehensive loss is as follows:

	Total	Translation Adjustments	Pension and Postretirement Plans
Balance at December 31, 2021	$(3,264.1)	$(866.2)	$(2,397.9)
Other comprehensive income (loss) before reclassifications	38.0	(114.1)	152.1
Amounts reclassified from accumulated other comprehensive loss	150.1	2.9	147.2
Current period other comprehensive income (loss)	188.1	(111.2)	299.3
Balance at December 31, 2022	(3,076.0)	(977.4)	(2,098.6)
Other comprehensive (loss) income before reclassifications	(142.8)	68.3	(211.1)
Amounts reclassified from accumulated other comprehensive loss	418.5	(3.7)	422.2
Current period other comprehensive income	275.7	64.6	211.1
Balance at December 31, 2023	(2,800.3)	(912.8)	(1,887.5)
Other comprehensive loss before reclassifications	(165.0)	(74.5)	(90.5)
Amounts reclassified from accumulated other comprehensive loss	208.1	2.6	205.5
Current period other comprehensive income (loss)	43.1	(71.9)	115.0
Balance at December 31, 2024	$(2,757.2)	$(984.7)	$(1,772.5)
Amounts reclassified out of accumulated other comprehensive loss are as follows:

Year ended December 31,	2024	2023	2022
Translation adjustments:
Adjustment for substantial completion of liquidation of foreign subsidiaries(i)	$2.6	$(3.7)	$2.9
Pension and postretirement plans(ii):
Amortization of prior service credit	(5.4)	(5.4)	(5.8)
Amortization of actuarial losses	84.3	80.5	159.0
Settlement losses	130.6	348.9	—
Total before tax	212.1	420.3	156.1
Income tax	(4.0)	(1.8)	(6.0)
Total reclassifications for the period	$208.1	$418.5	$150.1
(i) Reported in other (expense), net in the consolidated statements of income (loss).
(ii) Included in net periodic pension and postretirement cost (see Note 17, “Employee plans”).
The following table summarizes the changes in shares of common stock and treasury stock:

	Common Stock	Treasury Stock
Balance at December 31, 2021	72.5	5.3
Stock-based compensation	0.8	0.2
Balance at December 31, 2022	73.3	5.5
Stock-based compensation	0.7	0.1
Balance at December 31, 2023	74.0	5.6
Stock-based compensation	1.6	0.4
Balance at December 31, 2024	75.6	6.0